Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies

Note 9 – Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the condensed consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s condensed consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Litigation

Third Row LLC and Patrick Leung v. Flewber Global Inc.

On June 3, 2025, Third Row LLC and Patrick Leung filed a motion for summary judgment in lieu of complaint in the Supreme Court of the State of New York, County of New York, against Flewber Global Inc., now doing business as Flyte, Inc., seeking recovery under a $200,000 Unsecured Subordinated Promissory Note executed on November 17, 2023. The note accrued interest at 12% per annum and was amended four times, with a final maturity date of March 31, 2025, and the plaintiffs sought approximately $237,000 in principal and interest plus attorney’s fees and costs. The note was an obligation of Flyte, which was a consolidated subsidiary of the Company during the period the claim was pending. Upon the closing of the sale of the Company’s equity interest in Flyte on March 9, 2026, Flyte ceased to be a subsidiary of the Company, and the note and the related litigation were transferred with Flyte and deconsolidated from the Company’s consolidated financial statements. As a result, the Company no longer has any obligation or liability with respect to the note or the related action.

Avner Nebel v. Flewber Global Inc., et al.

On September 10, 2025, JAMS issued a Notice of Intent to Initiate Arbitration in the matter of Avner Nebel v. Flewber Global Inc., et al., pursuant to a pre-dispute arbitration clause contained in an employment agreement between the parties. The demand named Flewber Global Inc., now doing business as Flyte, Inc., and Creatd, Inc. as respondents under the JAMS Employment Arbitration Rules and Procedures, and concerns a disagreement over employee earnings and related compensation. The underlying employment-related claims arose at the Flyte level and were known and disclosed in connection with the sale of the Company’s equity interest in Flyte. Upon the closing of that sale on March 9, 2026, Flyte ceased to be a subsidiary of the Company, and the related obligations, including this matter, were assumed by the purchaser and deconsolidated from the Company’s consolidated financial statements. The Company expects to be dismissed as a respondent and does not believe the proceeding will have a material impact on its consolidated financial position or results of operations.

Lease Agreements

On May 1, 2022, the Company entered into a lease agreement for its former corporate headquarters, consisting of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th  Floor, New York, NY, 10003. The lease term was 7 years commencing May 1, 2022.

During 2025, the Company entered into and then subsequently amended the lease agreement for 419 Lafayette Street, with the goal of terminating the lease going forward contingent upon a payment plan for amounts owed under the lease. Under this agreement $120,000 was owed prior to February 4, 2025, which amount was satisfied via the issuance of 125,000 shares of common stock in August 2024. An additional $220,000 is due in monthly installments of $19,000 between February 2025 and February 2026, and an additional $252,000 is due in monthly installments of $21,000 per month between February 2026 and February 2027. These payments are subject to acceleration based upon the Company’s financing proceeds. On April 22, 2025, the Company settled the remaining $480,000 in Accounts Payable under this lease with the issuance of 640 shares of the Company’s Series G Preferred Stock with a fair value of $192,000, resulting in a gain on settlement of debt of $288,000. As of June 30, 2026, due to the settlement of the lease, there are no remaining right-of-use assets or liabilities for this lease on the Company’s condensed consolidated balance sheets.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the Company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. During March 2025, the Company settled the remaining accounts payable balance under this lease of $120,597 for a cash payment of $10,000, resulting in a $110,597 gain on settlement of liabilities.

On May 12, 2026, the Company entered into a finance lease for two Apple MacBook Pro computers with a third party financing company. The lease has a non-cancelable term of 24 months with fixed monthly payments of $462, and includes a $1.00 end-of-term purchase option the Company is reasonably certain to exercise. At commencement, the Company recognized a right-of-use asset and finance lease liability of $10,012. As of June 30, 2026, the finance lease liability was approximately $9,633 and the right-of-use asset, net of accumulated amortization, was approximately $9,595. The lease is discounted at the Company’s incremental borrowing rate of 10.0%.

The Company leases office and retail space at 33 Crosby Street, New York, under a month-to-month arrangement with a third-party landlord at a rate of $20,500 per month effective April 1, 2026. Either party may terminate the arrangement on 30 days’ notice, and the arrangement contains no purchase option; accordingly, the lease term is 12 months or less and the arrangement qualifies as a short-term lease. The Company has elected the short-term lease recognition exemption for its real estate leases and therefore does not record a right-of-use asset or lease liability for this arrangement. Lease payments are recognized as expense on a straight-line basis over the lease term. Short-term lease cost was approximately $61,500 and $106,500 for the three and six months ended June 30, 2026, respectively.

Employment Agreements

As of June 30, 2026, the Company does not have employment agreements with its executives or any other employees.

Note 11 – Commitments and Contingencies

The Company follows subtopic 450-20 of the FASB ASC to report accounting for contingencies. Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities, and such assessment inherently involves an exercise of judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or un-asserted claims that may result in such proceedings, the Company evaluates the perceived merits of any legal proceedings or un-asserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the Company’s consolidated financial statements. If the assessment indicates that a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, and an estimate of the range of possible losses, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the guarantees would be disclosed.

Litigation

Michael Grecco Productions, Inc. v. Creatd, Inc.

A complaint against Creatd, Inc. dated September 12, 2025, was filed in the United States District Court for the Southern District of New York by Michael Grecco Productions, Inc. (“MGPI”), alleging direct, contributory, and vicarious copyright infringement under the Copyright Act, 17 U.S.C. §§ 101 et seq. The complaint concerns an image of actress Nana Visitor from Star Trek: Deep Space Nine that MGPI asserts was used without authorization in a user-submitted article published on the Company’s Vocal platform in July 2024. The plaintiff seeks statutory damages, attorney’s fees, and injunctive relief. The Company disputes the allegations, maintains that the claim lacks merit, and intends to vigorously defend the matter.

Subsequent to December 31, 2025, the Company reached a settlement with Michael Grecco Productions where the Company paid $13,000 to close out the case. See Note 16 - Subsequent Events.

Lease Agreements

The Company currently does not own any properties.

On May 1, 2022, the Company entered into a lease agreement for its former corporate headquarters, consisting of a total of 8,000 square feet and is located at 419 Lafayette Street, 6th Floor, New York, NY, 10003. The lease term was 7 years commencing May 1, 2022.

During 2024, the Company entered into and then subsequently amended the lease agreement for 419 Lafayette Street, with the goal of terminating the lease going forward contingent upon a payment plan for amounts owed under the lease. Under this agreement $120,000 was owed prior to February 4, 2025, which amount was satisfied via the issuance of 125,000 shares of common stock in August 2024 (see Common Stock for full details on this issuance). An additional $220,000 is due in monthly installments of $19,000 between February 2025 and February 2026, and an additional $252,000 is due in monthly installments of $21,000 per month between February 2026 and February 2027. These payments are subject to acceleration based upon the Company’s financing proceeds. During the year ended December 31, 2025, the Company settled the remaining $480,000 in Accounts Payable under this lease with the issuance of 640 shares of the Company’s Series G Preferred Stock with a fair value of $192,000, resulting in a gain on settlement of debt of $288,000. As of December 31, 2025, due to the settlement of the lease, there are no remaining Right of Use assets or liabilities on the Company’s consolidated balance sheets related to this lease.

On July 28, 2022, the Company signed a 3-year lease for approximately 1,364 square feet of office space at 1674 Meridian Ave., Miami Beach, FL, 33131. Commencement date of the lease is July 28, 2022. The total amount due under this lease is $181,299. During the year ended December 31, 2022, it was decided the Company would not be using the office space and recorded an impairment of $101,623 on the right-of-use asset. During the year ended December 31, 2025, the Company settled the remaining accounts payable balance under this lease of $120,597 for a cash payment of $10,000, resulting in a $110,597 gain on settlement of liability, which is recorded in settlement of vendor liabilities in the consolidated statements of operations.

The following tables summarize the operating lease right-of-use assets, operating lease liabilities, lease costs, and supplemental lease information of the Company’s continuing operations. Operating right-of-use assets are summarized below.

	As of December 31, 2025	As of December 31, 2024
Office Leases	-	$2,243,971
Less accumulated amortization	-	(610,764)
Right-of-use asset, net	-	$1,633,207

Operating lease liabilities are summarized below.

	As of December 31, 2025	As of December 31, 2024
Office Leases	-	$1,822,053
Less: current portion	-	(547,439)
Long term portion	-	$1,274,614

The components of lease expense of continuing operations were as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operating lease cost	-	$488,047
Total lease cost	-	$488,047

Supplemental cash flow and other information related to leases of continuing operations was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating lease payments	-	$323,292
Weighted average remaining lease term (in years):	N/A	6.25
Weighted average discount rate:	N/A	12.50%

The weighted-average remaining lease term and weighted-average discount rate are presented as not applicable as of December 31, 2025, as the Company’s continuing operations had no operating leases as of that date. The leases of the Company’s former corporate offices were settled or terminated during the year ended December 31, 2025, as described above.

As of December 31, 2025, the Company’s continuing operations had no outstanding lease obligations. The right-of-use assets and operating lease liabilities of the Company’s air mobility business are included within assets and liabilities of discontinued operations (see Note 13 — Discontinued Operations).

Employment Agreements

As of December 31, 2025, the Company does not have employment agreements with its executives or any other employees.